REVENUE	13 Months Ended
Sep. 30, 2023
Revenue [abstract]
REVENUE
21.    REVENUE
Net revenue for the Company is defined as gross revenue, which is net of any customer discounts, rebates, and sales returns and recoveries, less excise taxes.

Gross revenue for the thirteen months ended September 30, 2023 and year ended August 31, 2022 is disaggregated as follows:

	THIRTEEN MONTHS ENDED	YEAR ENDED
	SEPTEMBER 30, 2023	AUGUST 31, 2022
Adult-use recreational wholesale revenue (Canadian)	$209,001	$184,686
Direct to patient medical and medical wholesale revenue (Canadian)	3,584	7,872
International wholesale (business to business)	18,874	15,138
Wholesale to licensed producers (Canadian)	2,129	1,298
Other revenue	59	115
Gross revenue	$233,647	$209,109
Excise taxes	(72,008)	(63,300)
Net revenue	$161,639	$145,809

Adult-use recreational revenue is primarily comprised of provincial government bodies and large retailers that sell cannabis through their respective distribution models, whereas international and domestic wholesale revenue is comprised of wholesale shipments to other cannabis companies, including licensed producers, for further processing and sales onto their end customers.
During the thirteen months ended September 30, 2023, the Company had three customers (August 31, 2022 – three customers), that individually represented more than 10% of the Company’s net revenue.